OTHER CURRENTS ASSETS AND PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
OTHER CURRENTS ASSETS AND PREPAID EXPENSES [Text Block]
NOTE 12	OTHER CURRENT ASSETS AND PREPAID EXPENSES
	September 30,	December 31,
	2011	2010
		(Restated)

Other receivables	$664,477	$79,290
Advances to suppliers	222,501	98,574
Prepaid expenses	277,194	449,013
	$1,164,172	$626,877

6.	OTHER CURRENTS ASSETS AND PREPAID EXPENSES

Other current assets and prepaid expenses at December 31, 2010 and 2009, consisted of the following:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Other receivables	$79,290	$181,498
Advances to suppliers	98,574	35,322
Prepaid expenses	449,013	309,687
	$626,877	$526,507

Impairment losses on other receivables for the years ended December 31, 2010 and 2009 were $146,873 and $0 respectively. In 2007, Sichuan Shesays made an interest free loan to a third party for production of a TV series of which Sichuan Shesays would be one of the sponsors. The loan was recorded as other receivables. Since approval from the PRC government to release the TV series on television channels in the PRC was not granted, the Company determined that the loan was irrecoverable and recognized an impairment on the loan.